Restricted Net Assets (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income(loss)	$ 2,739,990	$ (5,144,715)	$ 7,136,387
Adjustments to reconcile net income to net cash used in operating activities
Net cash provided by (used in) operating activities	335,233	(725,080)	(6,096,784)
Net (decrease)/increase in cash and cash equivalents	1,340,076	(203,860)	(8,599,790)
Cash and cash equivalents at beginning of the year	947,588
Cash and cash equivalents at end of the year	3,452,647	947,588
Parent Company [Member]
Cash flows from operating activities:
Net income(loss)	2,739,990	(5,144,715)	7,136,387
Adjustments to reconcile net income to net cash used in operating activities
Share of earnings in subsidiaries, VIEs and VIEs' subsidiaries	(3,164,471)	3,050,722	(9,406,903)
Impairment charge recognized		923,094
Due from intercompany and others	(38,561)	1,170,749	2,271,273
Accrued expenses and other current liabilities	467,648
Net cash provided by (used in) operating activities	4,606	(150)	757
Net (decrease)/increase in cash and cash equivalents	4,606	(150)	757
Cash and cash equivalents at beginning of the year	607	757
Cash and cash equivalents at end of the year	$ 5,213	$ 607	$ 757